LongTerm Debt - Narrative (Details) £ in Thousands		9 Months Ended		12 Months Ended
	Dec. 19, 2017 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 02, 2020 USD ($)	Apr. 02, 2020 USD ($)	Mar. 31, 2020 USD ($)	Nov. 30, 2018 GBP (£)	Dec. 17, 2017 USD ($)
Debt Instrument [Line Items]
Total carrying value of debt		$ 589,583,000		$ 233,750,000
Amortization of deferred debt issuance costs		430,000	$ 415,000	553,000	$ 552,000
Interest expense other borrowings		40,000	$ 157,000	207,000	255,000
Not Designated as Hedging Instrument
Debt Instrument [Line Items]
Derivative notional amount | £									£ 65,000
Interest Rate Swap | Not Designated as Hedging Instrument
Debt Instrument [Line Items]
Derivative notional amount							$ 200,000,000	$ 200,000,000
Derivative fair value		$ 3,365,000
Letter of Credit
Debt Instrument [Line Items]
Accordion feature, increase limit	$ 100,000,000
Credit Facility
Debt Instrument [Line Items]
Weighted average interest rate over time		1.92%	3.63%
Accrued interest and fees		$ 26,000
Interest expense for debt		4,351,000	$ 6,905,000
Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings guaranteed through stock of foreign subsidiaries (as a percent)	0.65
Credit Facility | Letters of Credit And Surety Bonds
Debt Instrument [Line Items]
Total carrying value of debt		150,000		$ 546,000
Credit Facility | Minimum | Revolving Credit Facility - Non-Euro Currency
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage	0.15%			15.00%
Credit Facility | Maximum | Revolving Credit Facility - Non-Euro Currency
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage	0.30%			30.00%
Credit Facility | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility - Non-Euro Currency
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%			100.00%
Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Revolving Credit Facility - Euro Currency
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%			100.00%
Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Revolving Credit Facility - Euro Currency
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%			225.00%
Credit Facility | Overnight Bank Funding Effective Rate | Revolving Credit Facility - Non-Euro Currency
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Credit Facility | Base Rate | Minimum | Revolving Credit Facility - Non-Euro Currency
Debt Instrument [Line Items]
Basis spread on variable rate	0.00%			0.00%
Credit Facility | Base Rate | Maximum | Revolving Credit Facility - Non-Euro Currency
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%			125.00%
Term Loan | Revolving Credit Facility
Debt Instrument [Line Items]
Amortization of deferred debt issuance costs		430,000	$ 415,000	$ 553,000	552,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total carrying value of debt		465,000,000		233,750,000
Accordion feature, increase limit	$ 100,000,000
Line of Credit | Credit Facility
Debt Instrument [Line Items]
Remaining borrowing capacity		34,850,000		265,704,000	$ 240,619,000
Effective interest rate							0.73%
Line of Credit | Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	500,000,000									$ 500,000,000
Line of Credit | Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	50,000,000
Line of Credit | Credit Facility | Bridge Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000
Line of Credit | Term Loan | Secured Debt
Debt Instrument [Line Items]
Debt instrument, face amount						$ 125,000,000
Total carrying value of debt		124,583,000		$ 0		$ 417,000
Debt issuance costs		$ 432,000